Accounts payable, accrued expenses and other liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Deferred revenue	$ 306,250	$ 399,820
Accrued interest	289,621	270,576
Accounts payable and accrued expenses	281,255	222,203
Derivative liabilities (Note 9)	123,608	167,303
Operating lease liabilities	41,685	49,423
Accounts payable, accrued expenses and other liabilities	$ 1,042,419	$ 1,109,325